UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-22516

          ASGI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
401 South Tryon Street
              Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
              Boston, MA 02116
 (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ASGI Aurora Opportunities Fund, LLC

Consolidated Schedule of Investments
As of June 30, 2013 (unaudited)

Strategy	Investments	Cost	Fair Value
Event-Driven - 11.0%	Cevian Capital II Ltd.	$1,600,366	$1,738,878
	Tyrus Capital Event Fund Limited	2,150,000	2,198,706
	West Face Long Term Opportunities Fund Ltd.	2,922,587	3,090,160
	West Face Long Term Opportunities (USA) LP*	68,100	81,074
			7,108,818
Long/Short Credit - 24.3%	Alden Global Distressed Opportunities Fund LP*	192,492	159,174
	Centerbridge Credit Partners, LP*	22,341	27,194
	Centerbridge Credit Partners Offshore, Ltd.	1,706,328	2,078,022
	Monarch Debt Recovery Fund Ltd.	2,905,025	3,311,996
	Redwood Offshore Fund Ltd.	2,150,000	2,750,106
	Thoroughbred Offshore Fund Ltd.	2,242,218	2,944,164
	York Credit Opportunities Unit Trust	4,050,000	4,412,753
			15,683,409
Long/Short Equities - 28.7%	AKO Fund Limited	1,810,000	2,084,297
	Broadway Gate Offshore Fund, Ltd.	2,271,700	2,563,175
	Cadian Offshore Fund Ltd.	2,350,000	2,292,329
	Greenlight Capital Offshore (Gold), Ltd.	877,500	951,458
	Greenlight Capital Offshore Qualified, Ltd.	1,575,000	1,634,613
	Lansdowne Developed Markets Fund Limited	1,250,000	1,661,802
	Miura Global Fund, Ltd.	2,338,594	2,581,582
	Passport Offshore Ltd.	428,224	443,131
	Passport Special Opportunities Fund, LP*	392,553	391,627
	Scout Capital Fund, Ltd.	1,459,657	1,723,018
	Tybourne Equity (Offshore) Fund	2,150,000	2,190,687
			18,517,719
Macro - 23.8%	Avantium Liquid EM Macro Fund Limited	2,300,000	2,223,506
	BlueCrest Capital International Limited	2,150,000	2,097,145
	BlueTrend Alignment Fund Limited	814,357	668,271
	Brevan Howard Fund Limited	500,000	502,083
	Brevan Howard Emerging Markets Strategies Fund Limited	1,000,000	912,658
	Brevan Howard Multi-Strategy Fund Limited	2,025,000	2,238,019
	CCP Quantitative Fund Limited	550,000	488,786
	Discovery Global Macro Fund, Ltd.	675,000	764,895
	Discovery Global Opportunity Fund, Ltd.	1,950,000	2,680,276
	Dymon Asia Macro Fund	2,075,000	2,248,596
	ISAM Systematic	600,000	556,575
			15,380,810
Opportunistic - 10.9%	Azentus Global Opportunities Fund Limited	773,437	793,194
	Eton Park Fund LP	1,098	897
	Luxor Capital Partners Offshore, Ltd.	2,071,023	2,191,099
	PEAK6 Achievement Fund Ltd.	2,100,000	2,073,330
	York European Opportunities Unit Trust	1,900,000	1,943,685
			7,002,205
Total Investments (Cost - $58,397,600**) - 98.7%			63,692,961
Other Assets and Liabilities, net - 1.3%			860,733
Net Assets - 100.0%			$64,553,694

Percentages shown are stated as a percentage of net assets as of June 30, 2013. All investments in Investment Funds are non-income producing.

* Investment Fund held in ASGI Aurora Special Onshore Asset Holdings, Inc.

ASGI Aurora Opportunities Fund, LLC

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

**	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2013, as computed for federal income tax purposes, were as follows:

Aggregate cost	$58,397,600

Gross unrealized appreciation	$5,881,563
Gross unrealized depreciation	(586,202)
Net unrealized appreciation	$5,295,361

Investments by Strategy (as a percentage of total investments)
Long/Short Equities	29.1%
Long/Short Credit	24.6
Macro	24.1
Event-Driven	11.2
Opportunistic	11.0
Total Investments Funds	100.0%

Fair Value Measurements

The ASGI Aurora Opportunities Fund, LLC and its wholly-owned subsidiaries, ASGI Aurora Special Onshore Asset Holdings, Inc. and ASGI Aurora Special Offshore Asset Holdings, Ltd. (together, the “Fund”) measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

• Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
• Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
• Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Alternative Strategies Group, Inc. (the “Adviser”) considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value of investments in a select group of collective investment vehicles (“Investment Funds”).  Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third-party pricing source as of the measurement date.   Investments in Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal year end.  All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's net assets as of June 30, 2013 is as follows:

ASGI Aurora Opportunities Fund, LLC

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

			Level 2	Level 3
	Total Fair Value at	Level 1	Other Significant	Significant
Description	June 30, 2013	Quoted Prices	Observable Inputs	Unobservable Inputs
Event-Driven	$7,108,818	$-	$5,734,646	$1,374,172
Long/Short Credit	15,683,409	-	3,940,883	11,742,526
Long/Short Equities	18,517,719	-	7,715,660	10,802,059
Macro	15,380,810	-	13,861,821	1,518,989
Opportunistic	7,002,205	-	6,406,412	595,793
Total Investments	$63,692,961	$-	$37,659,422	$26,033,539

There were no transfers between Level 1 and Level 2 investments during the current period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Investment Funds - Event-Driven	Investments in Investment Funds - Long/Short Credit	Investments in Investment Funds - Long/Short Equities	Investments in Investment Funds - Macro	Investments in Investment Funds - Opportunistic	Investments in Investment Funds - Total
Balance, as of April 1, 2013	$5,243,141	$12,868,555	$8,259,768	$-	$568,021	$26,939,485
Realized gain (loss)	-	(13,061)	(447)	-	-	(13,508)
Change in unrealized appreciation/depreciation	(29,770)	308,545	(271,355)	27,946	27,772	63,138
Purchases	-	953,623	2,367,269	-	-	3,320,892
(Sales)	-	(75,168)	(107,000)	-	-	(182,168)
Transfers into Level 3	26,002	-	566,820	1,491,043	-	2,083,865
Transfers out of Level 3	(3,865,201)	(2,299,968)	(12,996)	-	-	(6,178,165)
Balance, as of June 30, 2013	$1,374,172	$11,742,526	$10,802,059	$1,518,989	$595,793	$26,033,539

For Event-Driven strategies, transfers from Level 2 into Level 3 during the current period were $26,002.  Transfers from Level 3 into Level 2 during the current period were $3,865,201.  The net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2013 was ($27,079).

For Long/Short Credit strategies, there were no transfers from Level 2 into Level 3 during the current period.  Transfers from Level 3 into Level 2 during the current period were $2,299,968.  The net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2013 was $91,661.

For Long/Short Equities strategies, transfers from Level 2 into Level 3 during the current period were $566,820.  Transfers from Level 3 into Level 2 during the current period were $12,996.  The net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2013 was ($257,191).

For Macro strategies, transfers from Level 2 into Level 3 during the current period were $1,491,043.  There were no transfers from Level 3 into Level 2 during the current period. There was no net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2013.

ASGI Aurora Opportunities Fund, LLC

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

For Opportunistic strategies, there were no transfers between Level 2 and Level 3 investments during the current period.  The net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2013 was $27,772.

All transfers into Level 3 during the current period were due to a portion of the Fund’s investment in these Investment Funds not being available for withdrawal within 90 days of the Fund’s fiscal year end.  All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund’s investment in these Investment Funds now being available for withdrawal within 90 days of the Fund’s fiscal year end.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

While redemptions from the Investment Funds are typically permitted monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund; however no such deferrals or suspensions occurred during the period ended June 30, 2013.  Moreover, certain funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those funds.  The Fund had no unfunded commitments as of June 30, 2013.

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of June 30, 2013:

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Long/Short Credit strategies generally involve investment managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.  Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the investment managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

ASGI Aurora Opportunities Fund, LLC

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Macro strategies generally involve fundamental, discretionary or systematic, directional trading in currencies, Fixed income commodities, bonds and equities.  Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Opportunistic strategies generally involve investment managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such investment managers perceive each strategy’s opportunity set changing with market conditions.

Please refer to the March 31, 2013 audited financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-27-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-27-2013

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8-27-2013

* Print the name and title of each signing officer under his or her signature.